ADDITIONAL INFORMATION ON CASH FLOWS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	R$ 10,256,203	R$ 10,714,203
Cash flows from financing activities, Write-offs (payments)	(9,781,959)	(6,934,104)
Cash flows from operating activities, Write-offs (payments)	(720,752)	(494,931)
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	661,899	532,288
Financing activities not involving cash and cash equivalents, Additions of financial lease and supplier financing	2,771,254	525,069
Initial adoption IFRS 16 on 01.01.19	8,618,072	0
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	5,591,343	5,913,678
Balance at end of the year	17,396,060	10,256,203
Financing transactions with suppliers	967,313	506,397
Acquisition of assets through leases	1,803,941	18,672
Total	11,389,326	525,069
Interim dividends and interest on equity
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	4,172,916	2,396,116
Cash flows from financing activities, Write-offs (payments)	(6,176,842)	(4,136,878)
Financing activities not involving cash and cash equivalents, Interim and unclaimed dividends and interest on equity	5,591,343	5,913,678
Balance at end of the year	3,587,417	4,172,916
Loans and financing
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	2,106,814	3,109,498
Cash flows from financing activities, Write-offs (payments)	(2,070,665)	(1,533,121)
Cash flows from operating activities, Write-offs (payments)	(129,974)	(207,708)
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	171,636	231,748
Financing activities not involving cash and cash equivalents, Additions of financial lease and supplier financing	967,313	506,397
Balance at end of the year	1,045,124	2,106,814
Leases
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	393,027	385,460
Cash flows from financing activities, Write-offs (payments)	(1,559,165)	(35,375)
Cash flows from operating activities, Write-offs (payments)	(415,496)	(21,231)
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	350,772	45,501
Financing activities not involving cash and cash equivalents, Additions of financial lease and supplier financing	1,803,941	18,672
Initial adoption IFRS 16 on 01.01.19	8,618,072
Balance at end of the year	9,191,151	393,027
Debentures
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	3,173,910	4,520,739
Cash flows from financing activities, Write-offs (payments)	(66,830)	(1,324,723)
Cash flows from operating activities, Write-offs (payments)	(201,516)	(265,992)
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	198,786	243,886
Balance at end of the year	3,104,350	3,173,910
Derivative transactions
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	(56,150)	(143,754)
Cash flows from financing activities, Write-offs (payments)	91,543	95,993
Cash flows from operating activities, Write-offs (payments)	26,234
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	(77,657)	(8,389)
Balance at end of the year	(16,030)	(56,150)
Contingent Consideration
ADDITIONAL INFORMATION ON CASH FLOWS
Balance at beginning of the year	465,686	446,144
Financing activities not involving cash and cash equivalents, Financial charges and foreign exchange variation	18,362	19,542
Balance at end of the year	R$ 484,048	R$ 465,686